united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/20

Item 1. Reports to Stockholders.

Arrow Reserve Capital Management ETF

ARCM

Semi-Annual Report

July 31, 2020

1-877-277-6933

1-877-ARROW-FD

 www.ArrowFunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Arrow Reserve Capital Management ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2020

The Fund’s performance figures* for the six months ended July 31, 2020, as compared to its benchmark:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	July 31, 2020
Arrow Reserve Capital Management ETF - NAV	0.72%	1.70%	1.87%	1.76%
Arrow Reserve Capital Management ETF - Market Price	0.82%	1.93%	1.98%	1.80%
FTSE Treasury Bill 6 Month USD Index	0.58%	1.64%	1.83%	1.73%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements are 0.54% per the June 1, 2020 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.50% per the June 1, 2020 prospectus. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on March 31, 2017.

The FTSE Treasury Bill 6 Month USD Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of six months.

The Index reflects no deduction for fees, expenses or taxes.

The Fund’s Holdings by Asset Class as of July 31, 2020 are as follows:

Asset Class	% of Net Assets
Corporate Bonds	61.6%
U.S. Treasury Bills	16.6%
U.S. Treasury Notes	14.5%
Municipal Bonds	8.9%
Liabilities in Excess of Other Assets	(1.60)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 61.6%
	AEROSPACE & DEFENSE - 2.2%
121,000	Lockheed Martin Corp.	2.500	11/23/2020	$121,600
987,000	Northrop Grumman Corp.	2.080	10/15/2020	990,425
				1,112,025
	APPAREL & TEXTILE PRODUCTS - 0.7%
346,000	Ralph Lauren Corp.	1.700	6/15/2022	353,041

	AUTOMOTIVE - 5.2%
1,213,000	General Motors Co., Inc., 3M Libor + 0.80% #	1.274	8/7/2020	1,213,044
1,431,000	Toyota Motor Credit Corp., 3M Libor + 0.17%	0.450	7/22/2022	1,433,098
				2,646,142
	BANKING - 7.2%
259,000	Bank of America Corp., 3M Libor + 0.63%	2.328	10/1/2021	259,813
363,000	Citibank NA	2.125	10/20/2020	363,899
452,000	Citibank NA, 3M Libor + 0.57% #	0.826	7/23/2021	453,694
60,000	Citigroup, Inc.	2.650	10/26/2020	60,322
200,000	Citigroup, Inc.	2.900	12/8/2021	206,267
100,000	JPMorgan Chase & co.	2.295	8/15/2021	100,057
843,000	Royal Bank of Canada, 3 M Libor + 0.39% #	1.150	4/30/2021	845,177
268,000	Synchrony Bank	3.650	5/24/2021	272,175
133,000	Wells Fargo & Co.	2.500	3/4/2021	134,691
844,000	Wells Fargo & Co., 3 M Libor + 1.34% #	1.671	3/4/2021	850,107
24,000	Wells Fargo & Co., 3 M Libor + 1.03% #	1.270	7/26/2021	24,200
96,000	Wells Fargo & Co.	3.500	3/8/2022	100,482
				3,670,884
	BEVERAGES - 1.5%
297,000	Coca-Cola Co.	1.875	10/27/2020	298,118
437,000	Keurig Dr. Pepper, Inc.	3.551	5/25/2021	448,037
				746,155
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.7%
799,000	Bristol-Myers Squibb Co., 3M Libor + 0.20% #	0.586	11/16/2020	799,357
44,000	Celgene Corp.	3.950	10/15/2020	44,320
				843,677
	CABLE & SATELLITE - 2.3%
1,190,000	Comcast Corp., 3M Libor + 0.33% #	0.630	10/1/2020	1,190,712

	E-COMMERCE DISCRETIONARY - 0.7%
334,000	Amazon.com, Inc.	1.900	8/21/2020	334,083

	ELECTRIC & GAS MARKETING & TRADING - 1.5%
784,000	Con Edison Co. of NY, Inc., 3M Libor + 0.40% #	0.700	6/25/2021	786,424

	ELECTRIC UTILITIES - 1.6%
803,000	Duke Energy Florida LLC, 3M Libor + 0.25% #	0.610	11/26/2021	803,475
35,000	Virginia Electric & Power Co.	2.950	1/15/2022	36,023
				839,498
	ENTERTAINMENT CONTENT - 2.0%
1,010,000	TWDC Enterprises 18 Corp., 3M Libor + 0.39% #	0.720	3/4/2022	1,011,444

	FOOD - 4.3%
113,000	Campbell Soup Co., 3M Libor + 0.63% #	0.943	3/15/2021	113,081
1,006,000	Campbell Soup Co., 3M Libor + 0.63%	3.300	3/15/2021	1,023,465
438,000	General Mills, Inc., 3M Libor + 0.54% #	0.811	4/16/2021	439,298
612,000	General Mills, Inc.	3.200	4/16/2021	623,787
				2,199,631

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	HEALTH CARE FACILITIES & SERVICES - 3.8%
630,000	Anthem, Inc.	4.350	8/15/2020	$630,790
594,000	Quest Diagnostics, Inc	4.700	4/1/2021	609,684
267,000	UnitedHealth Group, Inc., 3M Libor + 0.07% #	0.345	10/15/2020	267,043
440,000	UnitedHealth Group, Inc., 3M Libor + 0.26% #	0.573	6/15/2021	440,646
				1,948,163
	HOME CONSTRUCTION - 0.5%
2,420,000	DR Horton, Inc.	2.550	12/1/2020	243,669

	INSTITUTIONAL FINANCIAL SERVICES - 4.4%
1,170,000	Goldman Sachs Group, Inc., 3M Libor + 1.20% #	1.513	9/15/2020	1,170,440
37,000	Goldman Sachs Group, Inc.	2.625	4/25/2021	37,545
803,000	Morgan Stanley, 3M Libor + 1.40% #	1.671	4/21/2021	809,615
201,000	Morgan Stanley	5.500	7/28/2021	211,044
				2,228,644
	INSURANCE - 3.1%
1,309,000	Allstate Corp., 3M Libor + 0.43% #	0.736	3/29/2021	1,312,176
275,000	Travelers Co., Inc.	3.900	11/1/2020	277,427
				1,589,603
	LEISURE FACILITIES & SERVICES - 3.5%
757,000	Marriot International, 3M Libor + 0.60% #	0.950	12/1/2020	752,236
488,000	Marriot International, 3M Libor + 0.65% #	0.968	3/8/2021	484,622
70,000	McDonald’s Corp.	3.625	5/20/2021	71,928
495,000	Royal Caribbean Cruises	2.650	11/28/2020	490,050
				1,798,836
	MACHINERY - 2.3%
874,000	Caterpillar Financial Services Corp., 3M Libor + 0.25% #	0.610	8/26/2020	874,211
276,000	Caterpillar Financial Services Corp., 3M Libor + 0.39% #	0.776	5/17/2021	276,747
				1,150,958
	SOFTWARE - 2.1%
1,063,000	Oracle Corp.	1.900	9/15/2021	1,081,033

	SPECIALTY FINANCE - 4.5%
1,134,000	American Express Co., 3M Libor + 0.53% #	0.911	5/17/2021	1,137,999
367,000	Capital One Financial Corp., 3M Libor + 0.45% #	1.210	10/30/2020	367,162
814,000	Capital One Financial Corp.	3.450	4/30/2021	831,070
				2,336,231
	TECHNOLOGY HARDWARE - 0.6%
305,000	Apple, Inc., 3M Libor + 0.50% #	0.950	2/9/2022	307,096

	TELECOMMUNICATIONS - 2.8%
872,000	AT&T, Inc., 3M Libor + 0.95% #	1.225	7/15/2021	879,219
446,000	AT&T, Inc., 3M Libor + 0.75% #	1.100	6/1/2021	447,934
132,000	Verizon Communications, Inc., 3M Libor + 1.00% #	1.321	3/16/2022	133,942
				1,461,095
	TRANSPORTATION & LOGISTICS - 1.4%
90,000	Penske Truck Leasing Co. LP 144A	3.300	4/1/2021	91,393
217,000	United Parcel Service, Inc.	3.125	1/15/2021	219,617
411,000	United Parcel Service, Inc., 3M Libor + 0.15% #	0.446	4/1/2021	411,237
				722,247
	WHOLESALE - CONSUMER STAPLES - 1.7%
882,000	PepsiCo., Inc., 3M Libor + 0.53% #	0.830	10/6/2021	886,427

	TOTAL CORPORATE BONDS (Cost $31,403,991)			31,487,718

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MUNICIPAL BONDS - 8.9%
	BOND BANK - 0.9%
450,000	Indiana Finance Authority	5.000	2/1/2021	$460,836

	CITY - 0.3%
145,000	City of San Antonio TX	6.040	8/1/2040	145,000

	EDUCATION LEASE - 0.2%
95,000	Virginia Public School Authority	5.000	8/1/2020	95,000

	ELECTRICITY & PUBLIC POWER - 0.2%
85,000	Energy Northwest	5.000	7/1/2021	88,741

	HIGHER EDUCATION - 0.6%
75,000	New York State Dormitory Authority	1.286	7/1/2021	75,245
45,000	Pennsylvania Higher Educational Facilities Authority	5.000	5/1/2022	48,564
195,000	Pennsylvania State University	1.090	9/1/2021	195,879
				319,688
	INCOME TAX FINANCING - 1.3%
305,000	New York State Dormitory Authority	5.000	2/15/2021	312,842
330,000	New York State Urban Development Corp.	0.397	3/15/2021	330,046
				642,888
	MISCELLANEOUS TAX - 0.3%
145,000	County of Sarasota FL	7.020	10/1/2040	146,427

	MULTI-FAMILY HOUSING - 0.4%
195,000	Texas Department of Housing & Community Affairs ^	1.600	5/1/2021	195,111

	SCHOOL DISTRICTS - 3.0%
215,000	El Paso Independent School District *	0.000	8/15/2020	214,963
105,000	El Paso Independent School District *	0.000	8/15/2021	104,270
1,230,000	Round Rock Independent School District	5.000	8/1/2020	1,230,000
				1,549,233
	STATES - 0.9%
145,000	State of Georgia	5.000	2/1/2021	148,506
60,000	State of Georgia	5.000	7/1/2021	62,680
140,000	State of Mississippi	5.000	10/1/2027	147,805
95,000	State of Washington	5.250	2/1/2036	97,404
				456,395
	WATER & SEWER - 0.8%
105,000	County of King WA Sewer Revenue	0.270	1/1/2021	105,014
255,000	County of King WA Sewer Revenue	0.370	1/1/2022	255,028
85,000	County of King WA Sewer Revenue	5.000	1/1/2031	86,700
				446,742

	TOTAL MUNICIPAL BONDS (Cost $4,529,909)			4,546,061

	U.S. TREASURY BILLS - 16.6%
335,000	United States Treasury Bill *	0.000	11/3/2020	334,927
585,000	United States Treasury Bill *	0.000	11/12/2020	584,844
1,195,000	United States Treasury Bill *	0.000	11/19/2020	1,194,668
2,610,000	United States Treasury Bill *	0.000	12/3/2020	2,609,138
60,000	United States Treasury Bill *	0.000	12/17/2020	59,979
300,000	United States Treasury Bill *	0.000	12/24/2020	299,890
2,725,000	United States Treasury Bill *	0.000	1/7/2021	2,723,782
700,000	United States Treasury Bill *	0.000	1/21/2021	699,676
	TOTAL U.S. TREASURY BILLS (Cost $8,505,264)			8,506,904

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	U.S. TREASURY NOTES - 14.5%
1,055,000	United States Treasury Note 3M Libor + 0.14% #	0.244	4/30/2021	$1,055,990
4,785,000	United States Treasury Note 3M Libor + 0.22% #	0.325	7/31/2021	4,794,497
575,000	United States Treasury Note 3M Libor + 0.30% #	0.405	10/31/2021	576,978
1,000,000	United States Treasury Note 3M Libor + 0.11% #	0.219	4/30/2022	1,001,281
	TOTAL U.S. TREASURY NOTES (Cost $7,424,159)			7,428,746

	TOTAL INVESTMENTS - 101.6% (Cost - $51,863,323)			$51,969,429
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(840,903)
	NET ASSETS - 100.0%			$51,128,526

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At July 31, 2020 144A securities amounted to $91,393 or 0.18% of net assets.

*	Zero Coupon Bonds

^	Adjustable Rate Bond

#	Floating Rate Bond - Rate represented is as of July 31, 2020.

3M Libor - A 3-month average of the LIBOR index.

LLC - Limited Liability Company

LP - Limited Partnership

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2020

ASSETS
Investment securities:
At cost	$51,863,323
At value	$51,969,429
Cash	14,811
Receivable for investments sold	442,043
Interest receivable	195,796
Prepaid expenses and other assets	2,223
TOTAL ASSETS	52,624,302

LIABILITIES
Payable for investments purchased	1,419,394
Investment advisory fees payable	8,500
Distributions payable	23,460
Payable to related parties	14,454
Accrued expenses and other liabilities	29,968
TOTAL LIABILITIES	1,495,776
NET ASSETS	$51,128,526

Net Assets Consist Of:
Paid in capital	$50,992,521
Accumulated earnings	136,005
NET ASSETS	$51,128,526

Net Asset Value Per Share:
Net Assets	$51,128,526
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	510,000
Net asset value (Net Assets ÷ Shares Outstanding)	$100.25

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS (Unaudited)
For the six months ended July 31, 2020

INVESTMENT INCOME
Interest	$379,101
TOTAL INVESTMENT INCOME	379,101

EXPENSES
Investment advisory fees	77,236
Administrative services fees	22,590
Audit fees	7,132
Legal fees	6,625
Custodian fees	6,065
Transfer agent fees	5,089
Printing and postage expenses	3,913
Trustees fees and expenses	2,469
Professional fees	2,205
Insurance expense	1,390
Other expenses	2,241
TOTAL EXPENSES	136,955

Less: Fees waived by the Advisor	(28,880)
NET EXPENSES	108,075

NET INVESTMENT INCOME	271,026

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	32,194
Net change in unrealized appreciation on investments	71,384
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	103,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$374,604

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	July 31, 2020	For Year Ended
	(Unaudited)	January 31, 2020
FROM OPERATIONS
Net investment income	$271,026	$1,246,766
Net realized gain on investments	32,194	3,664
Net change in unrealized appreciation on investments	71,384	96,293
Net increase in net assets resulting from operations	374,604	1,346,723

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(19,857)
Total other distributions paid	(271,116)	(1,381,755)
Net decrease in net assets resulting from distributions to shareholders	(271,116)	(1,401,612)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	5,006,081
Cost of shares redeemed	(5,008,656)	(5,012,646)
Net decrease in net assets resulting from shares of beneficial interest	(5,008,656)	(6,565)

TOTAL DECREASE IN NET ASSETS	(4,905,168)	(61,454)

NET ASSETS
Beginning of Period	56,033,694	56,095,148
End of Period	$51,128,526	$56,033,694

SHARE ACTIVITY
Shares Sold	—	50,000
Shares Redeemed	(50,000)	(50,000)
Net decrease in shares of beneficial interest outstanding	(50,000)	—

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended
	July 31, 2020		For the Year Ended	For the Year Ended	For the Period Ended
	(Unaudited)		January 31, 2020	January 31, 2019	January 31, 2018 (1)(8)
Net asset value, beginning of period	$100.06		$100.17	$100.19	$100.00
Activity from investment operations:
Net investment income (2)	0.52		2.16	2.00	0.80
Net realized and unrealized gain (loss) on investments	0.20		0.18	(0.12)	0.09
Total from investment operations	0.72		2.34	1.88	0.89
Less distributions from:
Net investment income	(0.53)		(2.41)	(1.90)	(0.69)
Net realized gains	—		—	—	(0.01)
Return of capital	—		(0.04)	—	—
Total distributions	(0.53)		(2.45)	(1.90)	(0.70)
Net asset value, end of period	$100.25		$100.06	$100.17	$100.19
Total return (6)	0.72	% (4)	2.37%	1.90%	0.89	% (4)
Net assets, at end of period (000s)	$51,129		$56,034	$56,095	$76,145
Ratio of gross expenses to average net assets (7)	0.53	% (3)	0.54%	0.50%	0.52	% (3)
Ratio of net expenses to average net assets	0.42	% (3)	0.42%	0.42%	0.42	% (3)
Ratio of net investment income to average net assets	1.05	% (3)	2.16%	1.99%	0.94	% (3)
Portfolio Turnover Rate (5)	125	% (4)	24%	33%	66	% (4)

(1)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by Arrow Investment Advisors, LLC.

(8)	Effective November 1, 2017, the Fund had a 1:5 reverse stock split. Per share amounts for the period have been adjusted to give effect to the 1:5 stock split.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2020

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (“Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$31,487,718	$—	$31,487,718
Municipal Bonds	—	4,546,061	—	4,546,061
U.S. Treasury Bills	—	8,506,904	—	8,506,904
U.S. Treasury Notes	—	7,428,746	—	7,428,746
Total	$—	$51,969,429	$—	$51,969,429

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2018 to January 31, 2020, or expected to be taken in the Fund’s January 31, 2021 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $59,570,989 and $38,800,476.

For the six months ended July 31, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Advisor has engaged Halyard Asset Management LLC as the primary sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (“NLD or the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC (“Archer”), an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor, not the Fund. For the six months ended July 31, 2020, the Fund incurred $77,236 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2020 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 0.42%, herein referred to as the “Expense Limitation.” Effective December 1, 2020 until at least May 31, 2021, the Expense Limitation is

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

0.50% of average daily net assets.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its applicable Expense Limitation, the Advisor, on a rolling three-year period (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the applicable Expense Limitation. If the Fund’s operating expenses subsequently exceed the applicable Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended July 31, 2020, the Advisor waived fees in the amount of $28,880 pursuant to the Waiver Agreement. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2021	1/31/2022	1/31/2023
$34,166	$56,766	$71,845

The Advisor may seek reimbursement only for expenses that were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD and Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

For the six months ended July 31, 2020, the Fund received $150 in fixed fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the periods ended January 31, 2020 and January 31, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2020	January 31, 2019
Ordinary Income	$1,381,755	$1,412,932
Long-Term Capital Gain	—	—
Return of Capital	19,857	—
	$1,401,612	$1,412,932

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

As of January 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
$—	$—	$—	$(2,205)	$—	$34,722	$32,517

At January 31, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards and had capital loss carryforwards subject to expiration as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$2,205	$2,205	$—

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
$51,863,323	$125,294	$(19,188)	$106,106

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of July 31, 2020, Arrow Managed Futures Strategy Fund held 88.3% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board declared the following distributions after July 31, 2020:

Distribution Per Share	Ex Date	Record Date	Payable Date
$0.0460	7/31/2020	8/3/2020	8/10/2020
$0.0239	8/31/2020	9/1/2020	9/7/2020

Arrow Reserve Capital Management ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 through July 31, 2020.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	2/1/20	7/31/20	2/1/20 - 7/31/20	2/1/20 - 7/31/20
Actual	$1,000.00	$1,007.20	$2.10	0.42%
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.03	$2.14	0.42%

*	“Actual” expense information for the Fund is for the period from February 1, 2020 to July 31, 2020. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 182/366 (to reflect the period from February 1, 2020 to July 31, 2020). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182 /366 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended July 31 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/8/20

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/8/20